SHAREHOLDER  LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2001. During the six months under review, real estate stocks displayed their defensive characteristics in the face of a significantly weakened domestic economy, and substantially outperformed most major equity indexes. REITs were the biggest beneficiaries of the real estate sector's strong relative performance. Early in the reporting period, we found that real estate stocks offered reasonable valuations, high dividend yields and relatively stable operating fundamentals at the property level. Toward the end of the period, investor concerns about recession and the disasters on September 11 resulted in sustained volatility and share price weakness in the broader financial markets, and generated increased investor interest in these high yielding real estate securities, benefiting the Fund's overall performance.

CONTENTS

Shareholder Letter. . . . . . . . .  1

Performance Summary. . . . . . . . . 6

Financial Highlights & Statement
of Investments . . . . . . . . . . . 8

Financial Statements. . . . . . . . 12

Notes to Financial Statements  . .  18



1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 12.


FUND CATEGORY
[PYRAMID GRAPHIC]

PROPERTY-TYPE ALLOCATION
Based on Total Net Assets
10/31/01

[BAR CHART]

Office                                                                     23.2%

Diversified                                                                18.6%

Apartment                                                                  16.6%

Retail                                                                     11.6%

Industrial                                                                  9.2%

Hotel                                                                       5.4%

Self Storage                                                                4.1%

Other                                                                       4.2%

Short-Term Investments &
Other Net Assets                                                            7.1%


Within this environment, Franklin Real Estate Securities Fund - Class A posted a -5.03% six-month cumulative total return as of October 31, 2001, as shown in the Performance Summary beginning on page 6. The Fund's benchmark indexes, the Wilshire Real Estate Securities Index and Standard & Poor's 500(R) Composite Index (S&P 500(R)), returned -3.23% and -14.60% during the same period.(2) The Fund trailed the performance of its real estate benchmark due, in part, to our lower relative exposure to the highest yielding stocks in the index. During the reporting period, the highest yielding REITs were the greatest beneficiaries of the Federal Reserve Board's (the Fed's) series of interest rate cuts. We held few of these securities because many of them tend to have limited liquidity and, in our opinion, are of lower quality. Another negative influence on the Fund's performance was the substantial decline of one of our holdings, Frontline Capital Group. Frontline experienced a confluence of unfavorable events during the reporting period, including rapidly deteriorating fundamentals at the property level and a failed buyout of the company by Regus PLC.

Office real estate stocks represented the Fund's largest weighting at period-end, at 23.2% of total net assets. One of the best-performing property types in 2000, this sector lagged other property types in 2001 due to widespread concerns about a protracted slowdown in office space demand. We continue to believe that office real estate stocks represent an attractive combination of favorable supply characteristics, the safety of long-term leases and compelling

2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a broad measure of the performance of more than 100 publicly traded real estate securities, such as REITs and real estate operating companies (REOCs). It is rebalanced monthly, and returns are calculated on a buy and hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

valuations. Notably, Standard and Poor's(R) added Equity Office Properties Trust to the S&P 500 Index during the reporting period, the index's first REIT. Diversified property companies, whose focus is not limited to one property type, represented our second-largest portfolio weighting at 18.6% of total net assets. The apartment sector, at 16.6% of total net assets, represented the third-largest weighting on October 31, 2001. In our analysis, all of the Fund's top three sectors display excellent long-term fundamentals and trade at reasonable valuations.

During the period, we maintained an underweighted position in hotels relative to the Wilshire Real Estate Index. We had become increasingly concerned about the effects of an economic slowdown on this industry because, of all of the real estate property groups, hotel operations have the most sensitivity to economic changes. Unfortunately, the tragic events of September 11 severely curtailed hotel bookings. Consequently, the stock prices of the Fund's hotel holdings suffered as investors sold nearly everything travel-related in the aftermath of the terrorist attacks. Importantly, we selectively began to increase our exposure to this group toward the end of the reporting period, based on our belief that investors overreacted and this sector offered attractive valuations. As of October 31, 2001, the hotel sector represented 5.4% of the Fund's total net assets.

We initiated several other positions in the portfolio as well. In the industrial property sector, REITs we purchased included AMB Properties, Bedford Properties and First Industrial. In the retail sector, we purchased two upscale mall REITs:
Rouse Company and Taubman Centers. Finally, we bought Shurgard Storage, a self-storage REIT. In our assessment, all of these REITs traded at reasonable valuations and offered above average growth

TOP 10 HOLDINGS
10/31/01

COMPANY                                                             % OF TOTAL
INDUSTRY                                                            NET ASSETS
--------------------------------------------------------------------------------
Equity Office Property Trust                                           9.5%
REITs

Vornado Realty Trust                                                   5.1%
REITs

Equity Residential                                                     4.9%
Properties Trust
REITs

ProLogis Trust                                                         4.2%
REITs

Glenborough Realty                                                     4.0%
Trust Inc.
REITs

iStar Financial Inc.                                                   3.8%
REITs

Apartment Investment &                                                 3.7%
Management Co., A
REITs

PS Business Parks Inc.                                                 3.3%
REITs

General Growth                                                         3.1%
Properties Inc.
REITs

Security Capital                                                       3.1%
Group Inc., B
Real Estate Operating
Companies

prospects at their time of purchase. Some of the securities we sold from the portfolio included Highwoods Properties, an office REIT, due to our assessment of the company's weak southeastern markets, and Cabot Industrial, an industrial REIT that was subject to a buyout offer.

Looking ahead, we are optimistic as real estate securities, in our opinion, generally remain attractively valued and could enjoy healthy operating fundamentals at the property level as the balance of supply and demand returns. A weak economy, however, is currently having an impact on real estate fundamentals. Vacancies are creeping higher and rental rates are softening in some markets. However, unlike in previous real estate cycles, the supply of real estate seems to be under control. This is primarily because three years of disciplined borrowing and constrained lender participation curtailed development. In addition, few real estate companies have been able to access the equity markets in any meaningful way, and limited capital availability has constrained supply. In many cases, those development projects that reached completion were significantly pre-leased to committed tenants before the first shovel broke ground. As a result, we believe the supply side of the equation is likely to enjoy less cyclicality, or economic sensitivity, than ever before. Although demand for space has moderated with the current economic malaise, we believe the Fed's recent credit-easing actions will lead to demand stabilization.

Thank you for your investment in Franklin Real Estate Securities Fund. We appreciate your support, welcome your comments and suggestions, and look forward to serving you in the future.

Sincerely,


/s/ Douglas Barton
------------------
Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


PERFORMANCE  SUMMARY AS OF  10/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE        10/31/01      4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.15         $15.11       $16.26
DISTRIBUTIONS (5/1/01-10/31/01)
Dividend Income                          $0.3487

CLASS B                                  CHANGE        10/31/01      4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.14         $15.03        $16.17
DISTRIBUTIONS (5/1/01-10/31/01)
Dividend Income                          $0.2796

CLASS C                                  CHANGE        10/31/01      4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.12         $14.96       $16.08
DISTRIBUTIONS (5/1/01-10/31/01)
Dividend Income                          $0.2665

ADVISOR CLASS                            CHANGE        10/31/01      4/30/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$1.15         $15.15       $16.30
DISTRIBUTIONS (5/1/01-10/31/01)
Dividend Income                          $0.3700

PERFORMANCE

                                                                     INCEPTION
CLASS A                                 6-MONTH   1-YEAR   5-YEAR     (1/3/94)
------------------------------------------------------------------------------
Cumulative Total Return(1)               -5.03%   +4.59%   +36.53%   +108.43%
Average Annual Total Return(2)          -10.48%   -1.45%    +5.18%     +9.00%
Value of $10,000 Investment(3)           $8,952   $9,855   $12,870    $19,645
Avg. Ann. Total Return (9/30/01)(4)               -1.56%    +6.40%     +9.64%

Distribution Rate(5)                      3.86%
30-Day Standardized Yield(6)              4.33%

                                                                    INCEPTION
CLASS B                                     6-MONTH      1-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  -5.40%       +3.83%      +17.52%
Average Annual Total Return(2)              -9.12%       -0.17%       +4.90%
Value of $10,000 Investment(3)              $9,088       $9,983      $11,452
Avg. Ann. Total Return (9/30/01)(4)                      -0.39%       +6.55%

Distribution Rate(5)                         3.32%
30-Day Standardized Yield(6)                 3.85%

                                                          INCEPTION
CLASS C                             6-MONTH      1-YEAR     5-YEAR     (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -5.39%      +3.82%     +31.64%    +82.59%
Average Annual Total Return(2)        -7.24%      +1.80%      +5.44%     +9.53%
Value of $10,000 Investment(3)      $  9,276    $ 10,180    $ 13,035   $ 18,072
Avg. Ann. Total Return (9/30/01)(4)               +1.61%      +6.66%    +10.31%

Distribution Rate(5)                   3.20%
30-Day Standardized Yield(6)           3.79%

                                                                      INCEPTION
ADVISOR CLASS(7)                     6-MONTH    1-YEAR      5-YEAR     (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -4.89%      +4.91%     +40.74%    +114.85%
Average Annual Total Return(2)       -4.89%      +4.91%      +7.07%     +10.26%
Value of $10,000 Investment(3)       $9,511     $10,491     $14,074     $21,485
Avg. Ann. Total Return (9/30/01)(4)              +4.69%      +8.30%     +10.90%

Distribution Rate(5)                  4.35%
30-Day Standardized Yield(6)          4.84%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly dividends and the maximum offering price (NAV for Class B and Advisor Class) per share on 10/31/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/01.


7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used re-flecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.33% and +4.78%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights


                                                                                        CLASS A
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       YEAR ENDED APRIL 30,
                                                     OCTOBER 31, 2001   ------------------------------------------------------------
                                                        (UNAUDITED)        2001        2000         1999         1998         1997
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $16.26         $13.87      $15.18       $17.66       $15.44       $12.64
                                                     -------------------------------------------------------------------------------
Income from investment operations:
Net investment income(a) ..........................           .37            .64         .67          .81          .63          .49
Net realized and unrealized gains (losses) ........         (1.17)          2.41       (1.23)       (2.31)        2.14         2.77
                                                     -------------------------------------------------------------------------------
Total from investment operations ..................          (.80)          3.05        (.56)       (1.50)        2.77         3.26
                                                     -------------------------------------------------------------------------------
Less distributions from:
Net investment income .............................          (.35)          (.66)       (.68)        (.75)        (.48)        (.36)
Net realized gains ................................            --             --        (.07)        (.23)        (.07)        (.10)
                                                     -------------------------------------------------------------------------------
Total distributions ...............................          (.35)          (.66)       (.75)        (.98)        (.55)        (.46)
                                                     -------------------------------------------------------------------------------
Net asset value, end of period ....................        $15.11         $16.26      $13.87       $15.18       $17.66       $15.44
                                                     ===============================================================================

Total return(b) ...................................         (5.03)%        22.39%      (2.77)%      (8.09)%      17.96%       25.97%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $329,284       $356,296    $332,562     $278,301     $330,030     $153,520
Ratios to average net assets:
Expenses ..........................................          1.02%(c)       1.04%       1.02%         .96%        1.00%         .98%
Expenses excluding waiver and payments by affiliate          1.02%(c)       1.04%       1.02%         .96%        1.03%        1.09%
Net investment income .............................          4.54%(c)       4.16%       4.93%        5.15%        3.50%        3.88%
Portfolio turnover rate ...........................         20.87%         29.03%      25.44%       25.97%        6.10%        6.80%

(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                            CLASS B
                                                 ------------------------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED APRIL 30,
                                                  OCTOBER 31, 2001   ----------------------------------
                                                    (UNAUDITED)         2001        2000       1999(C)
                                                 ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $  16.17         $  13.81    $  15.16    $  14.32
                                                    -------------------------------------------------
Income from investment operations:
  Net investment income(a) ....................          .31              .48         .56         .10
  Net realized and unrealized gains (losses) ..        (1.17)            2.45       (1.21)        .74
                                                    -------------------------------------------------
Total from investment operations ..............         (.86)            2.93        (.65)        .84
                                                    -------------------------------------------------
Less distributions from:
  Net investment income .......................         (.28)            (.57)       (.63)         --
  Net realized gains ..........................           --               --        (.07)         --
                                                    -------------------------------------------------
Total distributions ...........................         (.28)            (.57)       (.70)         --
                                                    -------------------------------------------------
Net asset value, end of period ................     $  15.03         $  16.17    $  13.81    $  15.16
                                                    =================================================

Total return(b) ...............................        (5.40)%          21.51%      (3.43)%      5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $  17,200        $ 12,264    $  4,889    $  1,119
Ratios to average net assets:
  Expenses ....................................         1.77%(d)         1.79%       1.77%       1.57%(d)
  Net investment income .......................         3.86%(d)         3.11%       4.25%       4.54%(d)
Portfolio turnover rate .......................        20.87%           29.03%      25.44%      25.97%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to April 30, 1999.

(d) Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                                          CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2001    ------------------------------------------------------
                                                          (UNAUDITED)         2001          2000           1999            1998
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................     $  16.08         $  13.73      $  14.97      $   17.40       $   15.26
                                                       --------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..........................          .31              .51           .55            .68             .45
  Net realized and unrealized gains (losses) ........        (1.16)            2.40         (1.18)         (2.25)           2.15
                                                       --------------------------------------------------------------------------
Total from investment operations ....................         (.85)            2.91          (.63)         (1.57)           2.60
                                                       --------------------------------------------------------------------------
Less distributions from:
  Net investment income .............................         (.27)            (.56)         (.54)          (.63)           (.39)
  Net realized gains ................................         --               --            (.07)          (.23)           (.07)
                                                       --------------------------------------------------------------------------
Total distributions .................................         (.27)            (.56)         (.61)          (.86)           (.46)
                                                       --------------------------------------------------------------------------
Net asset value, end of period ......................     $  14.96         $  16.08      $  13.73      $   14.97       $   17.40
                                                       ==========================================================================

Total return(b)......................................        (5.39)%          21.48%        (3.46)%        (8.69)%         17.07%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $ 95,919         $ 96,364      $ 77,635      $ 105,861       $ 137,048
Ratios to average net assets:
  Expenses ..........................................         1.77%(c)         1.78%         1.77%          1.71%           1.75%
  Expenses excluding waiver and payments by affiliate         1.77%(c)         1.78%         1.77%          1.71%           1.78%
  Net investment income .............................         3.80%(c)         3.36%         4.08%          4.40%           2.77%
Portfolio turnover rate .............................        20.87%           29.03%        25.44%         25.97%           6.10%

                                                         1997
                                                       --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................  $  12.56
                                                       --------
Income from investment operations:
  Net investment income(a) ..........................       .43
  Net realized and unrealized gains (losses) ........      2.68
                                                       --------
Total from investment operations ....................      3.11
                                                       --------
Less distributions from:
  Net investment income .............................      (.31)
  Net realized gains ................................      (.10)
                                                       --------
Total distributions .................................      (.41)
                                                       --------
Net asset value, end of period ......................  $  15.26
                                                       ========

Total return(b)......................................     24.94%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................  $ 58,540
Ratios to average net assets:
  Expenses ..........................................      1.75%
  Expenses excluding waiver and payments by affiliate      1.86%
  Net investment income .............................      2.92%
Portfolio turnover rate .............................      6.80%

(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                                     ADVISOR CLASS
                                                         -----------------------------------------------------------------
                                                         SIX MONTHS ENDED                    YEAR ENDED APRIL 30,
                                                         OCTOBER 31, 2001     --------------------------------------------
                                                           (UNAUDITED)             2001             2000           1999
                                                         -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................     $    16.30          $    13.90      $    15.21      $    17.70
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..........................            .39                 .63             .73            1.44
  Net realized and unrealized gains (losses) ........          (1.17)               2.47           (1.25)          (2.91)
                                                         -----------------------------------------------------------------
Total from investment operations ....................           (.78)               3.10            (.52)          (1.47)
                                                         -----------------------------------------------------------------
Less distributions from:
  Net investment income .............................           (.37)               (.70)           (.72)           (.79)
  Net realized gains ................................           --                  --              (.07)           (.23)
                                                         -----------------------------------------------------------------
Total distributions .................................           (.37)               (.70)           (.79)          (1.02)
                                                         -----------------------------------------------------------------
Net asset value, end of period ......................     $    15.15          $    16.30      $    13.90      $    15.21
                                                         =================================================================

Total return(b) .....................................          (4.89)%             22.72%          (2.47)%         (7.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $   11,573          $    9,438      $    3,915      $    2,576
Ratios to average net assets:
  Expenses ..........................................            .77%(d)             .79%            .77%            .71%
  Expenses excluding waiver and payments by affiliate            .77%(d)             .79%            .77%            .71%
  Net investment income .............................           4.83%(d)            4.06%           5.27%           5.40%
Portfolio turnover rate .............................          20.87%              29.03%          25.44%          25.97%

                                                              1998           1997(C)
                                                         ---------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................    $    15.45      $    15.30
                                                         --------------------------
Income from investment operations:
  Net investment income(a) ..........................           .52             .18
  Net realized and unrealized gains (losses) ........          2.31            (.03)
                                                         --------------------------
Total from investment operations ....................          2.83             .15
                                                         --------------------------
Less distributions from:
  Net investment income .............................          (.51)           --
  Net realized gains ................................          (.07)           --
                                                         --------------------------
Total distributions .................................          (.58)           --
                                                         --------------------------
Net asset value, end of period ......................    $    17.70      $    15.45
                                                         ==========================

Total return(b) .....................................         18.35%            .98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................    $    8,929      $      625
Ratios to average net assets:
  Expenses ..........................................           .75%            .75%(d)
  Expenses excluding waiver and payments by affiliate           .78%            .86%(d)
  Net investment income .............................          3.97%           3.44%(d)
Portfolio turnover rate .............................          6.10%           6.80%

(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return is not annualized for periods less than one year.

(c) For the period January 2, 1997 (effective date) to April 30, 1997.

(d) Annualized.


                       See notes to financial statements.                     11

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED)

                                                                                             SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 92.3%
      HOTEL/RESORTS 1.4%
(a,c) Candlewood Hotel Co. Inc. ........................................................    685,000      $ 1,267,250
(a)   MeriStar Hotels & Resorts Inc. ...................................................    392,000          266,560
      Starwood Hotels & Resorts Worldwide Inc. .........................................    220,800        4,866,432
                                                                                                         -----------
                                                                                                           6,400,242
                                                                                                         -----------
(a)   OTHER REAL ESTATE AND CONSUMER SERVICES 2.7%
      Cendant Corp. ....................................................................    927,500       12,020,400
      Frontline Capital Group ..........................................................    999,500          139,930
                                                                                                         -----------
                                                                                                          12,160,330
                                                                                                         -----------
      REAL ESTATE INVESTMENT TRUSTS 83.0%
      Alexandria Real Estate Equities Inc. .............................................    341,900       13,744,380
      AMB Property Corp. ...............................................................    200,000        4,862,000
      Apartment Investment & Management Co., A .........................................    397,500       16,683,075
      Archstone-Smith Trust ............................................................    270,000        6,534,000
      Arden Realty Inc. ................................................................    241,000        5,935,830
      Avalonbay Communities Inc. .......................................................    205,000        9,307,000
      Bedford Property Investors Inc. ..................................................    239,500        4,900,170
      Boston Properties Inc. ...........................................................    192,000        6,787,200
      Brandywine Realty Trust ..........................................................    657,300       12,975,102
      Brookfield Properties Corp. (Canada) .............................................    105,200        1,688,460
      CarrAmerica Realty Corp. .........................................................    438,900       12,425,259
      Charles E. Smith Residential Realty Inc. .........................................    255,000       12,099,750
      Chelsea Property Group Inc. ......................................................    170,000        7,616,000
      Duke Realty Corp. ................................................................    306,152        7,056,804
      Equity Office Properties Trust ...................................................  1,505,562       42,908,503
      Equity Residential Properties Trust ..............................................    857,600       22,254,720
      First Industrial Realty Trust Inc. ...............................................    106,400        2,926,000
      General Growth Properties Inc. ...................................................    380,730       13,942,333
      Glenborough Realty Trust Inc. ....................................................  1,049,000       18,242,110
      Glimcher Realty Trust ............................................................    502,900        8,217,386
      Host Marriott Corp. ..............................................................    226,000        1,525,498
      iStar Financial Inc. .............................................................    732,600       17,069,580
      Liberty Property Trust ...........................................................    474,200       12,708,560
      MeriStar Hospitality Corp. .......................................................    193,200        1,835,400
(a)   Pinnacle Holdings Inc. ...........................................................    828,200          496,920
      ProLogis Trust ...................................................................    949,600       18,925,528
      PS Business Parks Inc. ...........................................................    535,000       15,017,450
      Public Storage Inc. ..............................................................    375,400       12,346,906
      Reckson Associates Realty Corp., B ...............................................    186,600        4,502,658
      Rouse Co. ........................................................................    103,500        2,718,945
      Shurgard Storage Centers Inc., A .................................................    210,000        6,312,600
      Simon Property Group Inc. ........................................................    377,700       10,386,750
      SL Green Realty Corp. ............................................................    292,400        8,719,368
      Taubman Centers Inc. .............................................................    715,000        9,623,900
      Vornado Realty Trust .............................................................    592,700       23,233,840
                                                                                                         -----------
                                                                                                         376,529,985
                                                                                                         -----------

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                                SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        REAL ESTATE OPERATING COMPANIES 5.2%
        Boardwalk Equities Inc. (Canada) ................................................     1,211,500      $ 8,371,465
(a)     Northstar Capital Investment Corp., 144A ........................................       100,000        1,350,000
(a)     Security Capital Group Inc., B ..................................................       745,025       13,931,968
                                                                                                            ------------
                                                                                                              23,653,433
                                                                                                            ------------
        TOTAL COMMON STOCKS (COST $386,969,800) .........................................                    418,743,990
                                                                                                            ------------
        PREFERRED STOCKS (COST $2,394,888) .5%
        Host Marriott Corp., 6.75%, cvt. pfd. ...........................................        92,400        2,443,980
                                                                                                            ------------
(b)     SHORT TERM INVESTMENTS (COST $32,897,854) 7.2%
        Franklin Institutional Fiduciary Trust Money Market Portfolio ...................    32,897,854       32,897,854
                                                                                                            ------------
        TOTAL INVESTMENTS (COST $422,262,542) 100.0% ....................................                    454,085,824
        OTHER ASSETS, LESS LIABILITIES ..................................................                       (109,729)
                                                                                                            ------------
        TOTAL NET ASSETS 100.0% .........................................................                   $453,976,095
                                                                                                            ============

(a) Non-income producing securities.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.

(c) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at October 31, 2001 were $1,267,250.


                      See notes to financial statements.                     13

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001 (UNAUDITED)

Assets:
Investments in securities:
  Cost .........................................................................................    $422,262,542
                                                                                                    ------------
  Value ........................................................................................     454,085,824
Cash ...........................................................................................          97,736
Receivables:
  Investment securities sold ...................................................................       3,447,231
  Capital shares sold ..........................................................................       1,914,010
  Dividends ....................................................................................         310,050
                                                                                                    ------------
    Total assets ...............................................................................     459,854,851
                                                                                                    ------------
Liabilities:
  Payables:
  Investment securities purchased ..............................................................       3,926,361
  Capital shares redeemed ......................................................................       1,152,894
  To affiliates ................................................................................         595,360
  To shareholders ..............................................................................         128,370
Other liabilities ..............................................................................          75,771
                                                                                                    ------------
    Total liabilities ..........................................................................       5,878,756
                                                                                                    ------------
     Net assets, at value ......................................................................    $453,976,095
                                                                                                    ------------
Net assets consist of:
  Undistributed net investment income ..........................................................    $  4,453,859
  Net unrealized appreciation ..................................................................      31,823,282
  Accumulated net realized loss ................................................................     (50,926,849)
  Capital shares ...............................................................................     468,625,803
                                                                                                    ------------
    Net assets, at value .......................................................................    $453,976,095
                                                                                                    ============


14                          See notes to financial statements.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
OCTOBER 31, 2001 (UNAUDITED)

CLASS A:
  Net assets, at value ................................................     $329,284,063
                                                                            ============
  Shares outstanding ..................................................       21,787,537
                                                                            ============
  Net asset value per share(a) ........................................     $      15.11
                                                                            ============
  Maximum offering price per share (net asset value per share / 94.25%)     $      16.03
                                                                            ============
CLASS B:
  Net assets, at value ................................................     $ 17,199,564
                                                                            ============
  Shares outstanding ..................................................        1,144,047
                                                                            ============
  Net asset value and maximum offering price per share(a) .............     $      15.03
                                                                            ============
CLASS C:
  Net assets, at value ................................................     $ 95,919,234
                                                                            ============
  Shares outstanding ..................................................        6,409,748
                                                                            ============
  Net asset value per share(a) ........................................     $      14.96
                                                                            ============
  Maximum offering price per share (net asset value per share / 99%) ..     $      15.11
                                                                            ============
ADVISOR CLASS:
  Net assets, at value ................................................     $ 11,573,234
                                                                            ============
  Shares outstanding ..................................................          763,971
                                                                            ============
  Net asset value and maximum offering price per share ................     $      15.15
                                                                            ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                     15

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)

Investment income:
(net of foreign taxes of $5,300)

 Dividends ..........................................    $ 13,640,234
                                                         ------------
Expenses:
 Management fees (Note 3) ...........................       1,186,780
 Distribution fees (Note 3)
  Class A ............................................        452,905
  Class B ............................................         77,836
  Class C ............................................        504,687
 Transfer agent fees (Note 3) .......................         543,311
 Custodian fees .....................................           4,630
 Reports to shareholders ............................          36,401
 Registration and filing fees .......................          71,257
 Professional fees ..................................          25,561
 Trustees' fees and expenses ........................           8,157
 Other ..............................................           5,828
                                                         ------------
    Total expenses .....................................    2,917,353
                                                         ------------
    Net investment income ..............................   10,722,881
                                                         ------------
Realized and unrealized losses:
  Net realized loss from investments .................     (2,786,003)
  Net unrealized depreciation on investments .........    (32,498,472)
                                                         ------------
Net realized and unrealized loss ...................      (35,284,475)
                                                         ------------
Net decrease in net assets resulting from operations     $(24,561,594)
                                                         ============


16                     See notes to financial statements.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2001

                                                                                        SIX MONTHS                    YEAR
                                                                                          ENDED                       ENDED
                                                                                    OCTOBER 31, 2001              APRIL 30, 2001
                                                                                    --------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................                $   10,722,881                $   17,949,533
  Net realized loss from investments ...............................                    (2,786,003)                  (23,762,358)
  Net unrealized appreciation (depreciation) on investments ........                   (32,498,472)                   95,975,773
                                                                                    --------------------------------------------
     Net increase (decrease) in net assets resulting from operations                   (24,561,594)                   90,162,948
Distributions to shareholders from:
 Net investment income:
  Class A ..........................................................                    (7,744,188)                  (14,749,733)
  Class B ..........................................................                      (265,912)                     (268,229)
  Class C ..........................................................                    (1,659,548)                   (3,179,390)
  Advisor Class ....................................................                      (261,525)                     (267,019)
                                                                                    --------------------------------------------
Total distributions to shareholders ................................                    (9,931,173)                  (18,464,371)
Capital share transactions: (Note 2)
  Class A ..........................................................                    (1,911,769)                  (32,496,587)
  Class B ..........................................................                     6,210,799                     6,261,654
  Class C ..........................................................                     6,745,074                     5,273,500
  Advisor Class ....................................................                     3,063,255                     4,622,941
                                                                                    --------------------------------------------
Total capital share transactions ...................................                    14,107,359                   (16,338,492)
     Net increase (decrease) in net assets .........................                   (20,385,408)                   55,360,085
Net assets
 Beginning of period ...............................................                   474,361,503                   419,001,418
                                                                                    --------------------------------------------
 End of period .....................................................                $  453,976,095                $  474,361,503
                                                                                    ============================================
Undistributed net investment income included in net assets:
 End of period .....................................................                $    4,453,859                $    3,662,151
                                                                                    ============================================

                       See notes to financial statements.                     17

FRANKLIN  REAL  ESTATE  SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.   FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
     (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                               OCTOBER 31,  2001                         APRIL 30, 2001
                                                        -------------------------------------------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
                                                        -------------------------------------------------------------------------
CLASS A SHARES:
Shares Sold ..................................           4,837,400        $  78,954,568           14,544,385        $ 223,023,124
Shares issued in reinvestment of distributions             438,603            6,995,022              860,806           13,169,403

Shares redeemed ..............................          (5,403,358)         (87,861,359)         (17,470,177)        (268,689,114)
                                                        -------------------------------------------------------------------------
Net decrease .................................            (127,355)       $  (1,911,769)          (2,064,986)       $ (32,496,587)
                                                        =========================================================================
CLASS B SHARES:
Shares sold ..................................             406,088        $   6,547,220              456,680        $   7,057,168
Shares issued in reinvestment of distributions              14,544              229,962               15,379              235,034
Shares redeemed ..............................             (35,185)            (566,383)             (67,561)          (1,030,548)
                                                        -------------------------------------------------------------------------
Net increase .................................             385,447        $   6,210,799              404,498        $   6,261,654
                                                        =========================================================================
CLASS C SHARES:
Shares sold ..................................             820,551        $  13,149,749            1,366,480        $  20,893,116
Shares issued in reinvestment of distributions              90,687            1,429,347              180,421            2,733,901
Shares redeemed ..............................            (494,290)          (7,834,022)          (1,209,050)         (18,353,517)
                                                        -------------------------------------------------------------------------
Net increase .................................             416,948        $   6,745,074              337,851        $   5,273,500
                                                        =========================================================================

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2.    SHARES OF BENEFICIAL INTEREST (CONT.)

                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                              OCTOBER 31, 2001                           APRIL 30, 2001
                                                       --------------------------------------------------------------------------
                                                         SHARES               AMOUNT                SHARES              AMOUNT
                                                       --------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ..................................             227,870          $ 3,752,942              337,749          $ 5,253,145
Shares issued in reinvestment of distributions              13,554              216,049               14,642              225,526
Shares redeemed ..............................             (56,604)            (905,736)             (54,974)            (855,730)
                                                       --------------------------------------------------------------------------
Net increase .................................             184,820          $ 3,063,255              297,417          $ 4,622,941
                                                       ==========================================================================

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
FEE RATE       AVERAGE DAILY NET ASSETS
------------------------------------------------------------------
 .625%          First $100 million
 .500%          Over $100 million, up to and including $250 million
 .450%          Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $453,353 and $9,080, respectively.

The Fund paid transfer agent fees of $543,311, of which $300,011 was paid to Investor Services.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4.   INCOME TAXES

At April 30, 2001, the Fund had tax basis capital losses of $47,632,649 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

         2008 ............................................. $ 7,017,805
         2009 .............................................  40,614,844
                                                            -----------
                                                            $47,632,649
                                                            ===========

At April 30, 2001, the Fund had deferred capital losses, occurring subsequent to October 31, 2000 of $438,414. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At October 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $422,332,329 was as follows:

         Unrealized appreciation .......................  $ 58,392,375
         Unrealized depreciation .......................   (26,638,880)
                                                          ------------
         Net unrealized appreciation ...................  $ 31,753,495
                                                          ============

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001 aggregated $117,777,126 and $95,553,844, respectively.

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